Financial Instruments and Derivatives - Offsetting (Details) - Derivatives - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Offsetting Financial Assets
Gross amount	$ 248.4	$ 334.5
Amount offset	(6.0)	(6.6)
Net amount	242.4	327.9
Offsetting Financial Liabilities
Gross amount	51.4	25.0
Amount offset	6.0	6.6
Net amount	45.4	18.4
Gross amount assets (liabilities)	197.0	309.5
Net amount assets (liabilities)	$ 197.0	$ 309.5